Equity (Details Narrative) - USD ($)						9 Months Ended
	Aug. 27, 2023	Aug. 04, 2023	May 03, 2023	Mar. 29, 2023	Dec. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Aug. 09, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Common stock, shares authorized						75,000,000			75,000,000
Common stock, par value						$ 0.001			$ 0.001
Preferred stock shares authorized						5,000,000			5,000,000
Preferred stock, par value						$ 0.001			$ 0.001
Proceeds from common stock						$ 2,101,958	$ 10,625,786
Options outstanding						4,318
Employees were awarded shares				29,988
Share based compensartion expense						$ 774,742	913,247
Weighted average remaining term						8 years 9 months 14 days
Options vested						$ 0
Cash proceeds						$ 725,668	2,616
Warrant Price 3.03 [Member]
Class of Warrant or Right [Line Items]
Issuance of warrants						238,958
Warrant Price 0.001 [Member]
Class of Warrant or Right [Line Items]
Issuance of warrants						1,625,000
Dr Cockroft [Member]
Class of Warrant or Right [Line Items]
Options outstanding		$ 12,771	$ 3,514
Issuance of common stock		6,500	2,099
Common stock exercise price		$ 2.27	$ 1.67
Stock Options [Member]
Class of Warrant or Right [Line Items]
Stock to be issued						235,777
Exercise price						$ 20.35			$ 67.42
Options outstanding				$ 25,820
Employees were awarded shares						328,770			93,001
Unrecognized compensation expense						$ 940,197
Equity Option [Member]
Class of Warrant or Right [Line Items]
Share based compensartion expense						$ 727,864	$ 877,510
Warrants [Member]
Class of Warrant or Right [Line Items]
Weighted average remaining term						4 years 7 days
Aggregate intrinsic value of warrants outstanding						$ 0
Restricted Stock Units (RSUs) [Member]
Class of Warrant or Right [Line Items]
Share based compensartion expense						17,888
Unrecognized compensation expense						59,624
Performance Units [Member]
Class of Warrant or Right [Line Items]
Share based compensartion expense						28,990
Unrecognized compensation expense						$ 104,958
Share-Based Payment Arrangement, Tranche One [Member]
Class of Warrant or Right [Line Items]
Vested percentage				50.00%
Vested term				2 years
Share-Based Payment Arrangement, Tranche Two [Member]
Class of Warrant or Right [Line Items]
Vested percentage				50.00%
Share-Based Payment Arrangement, Tranche Two [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Stock price				$ 6.00
Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock price				24.00
Faith Charles [Member]
Class of Warrant or Right [Line Items]
Annual retainer					$ 30,000
Stock to be issued					3,500
Exercise price					$ 2.40
Options outstanding					$ 7,091
Officer [Member]
Class of Warrant or Right [Line Items]
Exercise price				$ 0.996
Cash bonuses				$ 550,750
Board of Directors Chairman [Member]
Class of Warrant or Right [Line Items]
Options outstanding	$ 313,846
Issuance of common stock	193,690
Common stock exercise price	$ 1.90
Plan 2017 [Member]
Class of Warrant or Right [Line Items]
Shares authorized under plan						66,667
Stock to be issued						0
Plan 2020 [Member]
Class of Warrant or Right [Line Items]
Shares authorized under plan						100,000		745,800
Stock to be issued						545,610
Agent [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock shares						723,406
Proceeds from common stock						$ 2,101,958